UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	5/31
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short Duration Bond Fund
February 29, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 97.4%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 4.0%
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		516,591
Capital Auto Receivables Asset Trust,
Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		764,709
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		552,249
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,112,059
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	[a]	1,199,603
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		672,011

Santander Drive Auto Receivables Trust,
Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		610,458
					5,427,680
Asset-Backed Ctfs./Home Equity Loans - 1.4%
Countrywide Asset-Backed Certificates,
Ser. 2004-6, Cl. 2A5	1.21	11/25/34	749,061	[b]	727,833
Home Equity Asset Trust,
Ser. 2004-6, Cl. A1	1.11	12/25/34	499,096	[b]	498,998
New Century Homes Equity Loan Trust,
Ser. 2005-3, Cl. M2	0.92	7/25/35	712,000	[b]	691,193
					1,918,024
Commercial Mortgage Pass-Through Ctfs. - 1.7%
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	[a]	514,306
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		898,606
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		892,083
					2,304,995
Consumer Discretionary - 1.7%
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	775,000	[a]	830,365
McDonald's,
Sr. Unscd. Notes	2.10	12/7/18	225,000		227,998
Sky,
Gtd. Notes	2.63	9/16/19	1,200,000	[a]	1,205,416
					2,263,779
Consumer Staples - .4%
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	[a]	505,111
Energy - 2.4%
BP Capital Markets,
Gtd. Bonds	2.52	1/15/20	575,000		564,826
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	170,000		166,149

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.4% (continued)
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,700,000		1,482,096
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		515,058
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		500,612
Unit,
Gtd. Notes	6.63	5/15/21	250,000		118,750
					3,347,491
Financials - 11.7%
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	[a]	511,619
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	[a]	505,703
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,150,000		1,228,290
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,009,706
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	315,000		326,574
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		738,978
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	245,000		244,268
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		506,317
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.33	3/12/19	1,115,000	[b]	1,079,532
General Motors Financial,
Gtd. Notes	3.15	1/15/20	750,000		734,637
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,710,000		1,714,436
Hyundai Capital America,
Sr. Unscd. Notes	2.40	10/30/18	600,000	[a]	601,924
Intesa Sanpaolo,
Gtd. Bonds	2.38	1/13/17	750,000		752,540
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.63	5/15/18	1,700,000		1,691,522
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	1,600,000		1,607,536
Pacific Lifecorp,
Sr. Unscd. Notes	6.00	2/10/20	670,000	[a]	750,919
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	665,000		718,696
Synchrony Financial,
Sr. Unscd. Notes	3.00	8/15/19	380,000		380,879
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	400,000	[a]	393,106
Welltower,
Sr. Unscd. Notes	2.25	3/15/18	500,000		498,932
					15,996,114
Health Care - .7%
AmerisourceBergen,
Gtd. Notes	4.88	11/15/19	315,000		341,608
Celgene,
Sr. Unscd. Notes	2.13	8/15/18	425,000		427,173

	Coupon	Maturity	Principal
Bonds and Notes - 97.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - .7% (continued)
Mylan,
Gtd. Notes	3.00	12/15/18	135,000	[a]	134,771
					903,552
Industrials - 1.2%
General Electric,
Gtd. Notes	1.13	1/14/19	650,000	[b]	651,448
Lockheed Martin,
Sr. Unscd. Notes	1.85	11/23/18	380,000		382,668
Waste Management,
Gtd. Notes	6.10	3/15/18	600,000		652,501
					1,686,617
Information Technology - .2%
Hewlett Packard Enterprise,
Gtd. Notes	2.45	10/5/17	300,000	[a]	299,688
Materials - 1.3%
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	1,725,000		1,821,181
Municipal Bonds - .6%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	740,000		761,704
Telecommunications - 1.9%
AT&T,
Sr. Unscd. Notes	1.55	11/27/18	365,000	[b]	363,051
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	750,000		762,040
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,097,407
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	335,000		351,384
					2,573,882
U.S. Government Agencies/Mortgage-Backed - 1.9%
Federal Home Loan Mortgage Corp.
Structured Pass-Through Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			821	[b,c]	820
Federal National Mortgage Association
5.50%, 4/1/16			417	[c]	417
Government National Mortgage Association
Ser. 2012-67, Cl. AB, 1.59%, 6/16/39			512,031		511,256
Ser. 2012-78, Cl. A, 1.68%, 3/16/44			1,168,618		1,167,590
Ser. 2012-46, Cl. AB, 1.77%, 11/16/38			939,901		936,685
					2,616,768
U.S. Government Securities - 64.6%
U.S. Treasury Floating Rate Notes	0.39	7/31/16	5,000,000	[b]	5,001,125
U.S. Treasury Floating Rate Notes	0.59	1/31/18	3,670,000	[b]	3,673,483
U.S. Treasury Inflation Protected
Securities, Notes	1.63	1/15/18	6,622,465	[d]	6,887,966
U.S. Treasury Notes	1.50	6/30/16	47,360,000		47,526,991
U.S. Treasury Notes	0.75	1/31/18	12,445,000	[e]	12,436,251
U.S. Treasury Notes	1.25	11/15/18	12,570,000	[e]	12,696,442
					88,222,258
Utilities - 1.7%
Enel Finance International,
Gtd. Notes	6.25	9/15/17	350,000	[a]	372,448

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 97.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.7% (continued)
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000	1,065,651
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000	540,000
NiSource Finance,
Gtd. Notes	6.80	1/15/19	325,000	362,656
				2,340,755
Total Bonds and Notes
(cost $134,860,417)				132,989,599
Short-Term Investments - .2%

U.S. Treasury Bills
(cost $219,958)	0.20	3/31/16	220,000 [f]	219,955
Other Investment - 2.0%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $2,661,864)			2,661,864 [g]	2,661,864
Total Investments (cost $137,742,239)			99.6%	135,871,418
Cash and Receivables (Net)			0.4%	602,214
Net Assets			100.0%	136,473,632

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities were valued at $7,824,979 or 5.73% of net assets.
b Variable rate security—interest rate subject to periodic change.
c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Security, or portion thereof, on loan. At February 29, 2016, the value of the fund’s securities on loan was $14,406,918 and the value of the collateral held by the fund was $14,716,237, consisting of U.S. Government & Agency securities.
f Held by or on behalf of a counterparty for open financial futures contracts.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	66.5
Corporate Bonds	23.2
Asset-Backed	5.4
Short-Term/Money Market Investment	2.2
Commercial Mortgage-Backed	1.7
Municipal Bonds	.6
99.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Short Duration Bond Fund
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	7,345,704	-	7,345,704
Commercial Mortgage-Backed	-	2,304,995	-	2,304,995
Corporate Bonds†	-	31,738,170	-	31,738,170
Municipal Bonds†	-	761,704	-	761,704
Mutual Funds	2,661,864	-	-	2,661,864
U.S. Government
Agencies/Mortgage-Backed	-	2,616,768	-	2,616,768
U.S. Treasury	-	88,442,213	-	88,442,213
Other Financial Instruments:
Financial Futures††	25,095	-	-	25,095

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Short Duration Bond Fund
February 29, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	02/29/2016	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	14	(1,827,219)	June 2016	1,071
U.S. Treasury 5 Year Notes	85	(10,283,672)	June 2016	24,024
Gross Unrealized Appreciation				25,095

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board").. Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

At February 29, 2016, accumulated net unrealized depreciation on investments was $1,870,821, consisting of $282,681 gross unrealized appreciation and $2,153,502 gross unrealized depreciation.

At February 29, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)